Cash And Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 11,157	$ 66,427	$ 17,556	$ 31,689
Cash and cash equivalents denominated in US dollars
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,466	10,377
Cash and cash equivalents denominated in other currencies
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 9,691	$ 56,050